Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions
Schedule of significant related parties and their relationships with the Group

Name of the related parties	Relation with the Group

Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	An entity ultimately controlled by Mr. HAN Hongwei

Ms. WANG Dian	Senior executive officer

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	Non-controlling interest shareholder of Grand Doctor

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	Non-controlling interest shareholder of Grand Doctor

Hywin Asset Management Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Beijing Boyi Kangsheng Investment Consulting Co., Ltd	Non-controlling interest shareholder of Life Infinity

Schedule of the related party balances

	As of June 30,
	2022	2023	2023
	RMB	RMB	US$

Amount due from related parties

Amounts lent to a related party (1):
Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	66,103	—	—

Due from related parties total	66,103	—	—

Amount due to related parties

Loans borrowed from and interest payable to related parties, net
Wang Dian	1,891	1,891	262
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I (4)	5,005	5,401	747
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II (4)	6,370	6,874	951
Beijing Boyi Kangsheng Investment Consulting Co., Ltd	—	1,000	138
Others	406	407	57
	13,672	15,573	2,155

Dividend payable to a related party:
Ms. Wang Dian	22,500	22,500	3,114

Due to related parties-total	36,172	38,073	5,269

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$

Wealth management services revenues from a related party
Hywin Asset Management Co., Ltd.	3,144	4,499	1,679	241
	3,144	4,499	1,679	241
Net loans borrowed from/lent to related parties(2)
Loan lent to a related party, net
Hywin Financial Holding Group Co., Ltd.	1,579	—	—	—
	1,579	—	—	—

Collection of loans lent to related parties, net
Hywin Financial Holding Group Co., Ltd.	—	60,000	66,103	9,521
	—	60,000	66,103	9,521

Loans borrowed from related parties, net
Others	321	—	—	—
	321	—	—	—

Net loans and interest payables took over from acquiring Grand Doctor Medical Co., Ltd.(3)
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	4,840	—	—
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	6,160	—	—
	—	11,000	—	—

Interest expenses charged by related parties
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	165	396	57
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	210	504	73
	—	375	900	130

Net loans took over from acquiring Beijing iLife 3 Technology Co., Ltd. (4)
Beijing Boyi Kangsheng Investment Consulting Co., Ltd	—	—	1,000	144
	—	—	1,000	144